GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.7%
Communication Services – 31.5%
41,078 Alphabet, Inc., Class C* $ 5,501,166
41,884 Bumble, Inc., Class A* 580,512
24,079 CTS Eventim AG & Co. KGaA
(Germany) 1,649,920
13,068 Electronic Arts, Inc. 1,803,515
22,861 Live Nation Entertainment, Inc.* 1,925,353
13,721 Meta Platforms, Inc., Class A* 4,488,825
4,873 NAVER Corp. (South Korea) 785,633
56,283 NetEase, Inc. (China) 1,270,463
10,232 Sea Ltd. ADR (Singapore)* 370,603
50,109 Tencent Holdings Ltd. (China) 2,097,953
16,585 T-Mobile US, Inc. 2,495,213
21,225 Walt Disney Co. (The)* 1,967,345
24,936,501
Consumer Discretionary – 28.3%
41,686 Amazon.com, Inc.* 6,089,908
12,142 Basic-Fit NV (Netherlands)*
(a)(b)
346,836
408 Chipotle Mexican Grill, Inc.* 898,518
5,261 Etsy, Inc.* 398,836
22,705 Foot Locker, Inc. 611,446
2,991 LVMH Moet Hennessy Louis
Vuitton SE (France) 2,293,248
102,230 Meituan, Class B (China)*
(b)
1,185,875
1,383 MercadoLibre, Inc. (Brazil)* 2,241,096
29,050 Moncler SpA (Italy) 1,612,716
22,443 NIKE, Inc., Class B 2,474,790
337,424 Samsonite International SA*
(b)
985,016
122,166 Shenzhou International Group
Holdings Ltd. (China) 1,226,305
8,153 TJX Cos., Inc. (The) 718,361
2,963 Ulta Beauty, Inc.* 1,262,208
22,345,159
Consumer Staples – 4.3%
442,376 Budweiser Brewing Co. APAC
Ltd. (China)
(b)
782,766
150,664 Davide Campari-Milano NV
(Italy) 1,647,183
4,843 Oddity Tech Ltd., Class A
(Israel)*
(a)
165,049
57,477 Proya Cosmetics Co. Ltd., Class
A (China) 832,254
3,427,252
Financials – 6.5%
412,060 Jio Financial Services Ltd.
(India)* 1,133,497
9,761 Mastercard, Inc., Class A 4,039,395
5,172,892
Health Care – 0.8%
6,285 Illumina, Inc. * 640,756
Industrials – 2.7%
57,792 Experian PLC 2,123,888
Information Technology – 13.3%
10,038 Apple, Inc. 1,906,718
14,243 ARM Holdings PLC ADR* 875,944
379,972 Locaweb Servicos de Internet SA
(Brazil)
(b)
469,163
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
7,838 NVIDIA Corp. $ 3,665,833
195,335 Taiwan Semiconductor
Manufacturing Co. Ltd. (Taiwan) 3,607,820
10,525,478
Materials – 4.6%
32,470 Ball Corp. 1,795,266
19,494 DSM-Firmenich AG
(Switzerland) 1,847,717
3,642,983
Real Estate – 2.8%
10,732 American Tower Corp. REIT 2,240,627
Utilities – 3.9%
67,541 EDP Renovaveis SA (Spain) 1,234,375
30,865 NextEra Energy, Inc. 1,805,911
3,040,286
TOTAL COMMON STOCKS
(Cost $84,652,541)
78,095,822
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,011,610 5.260% 1,011,610
(Cost $1,011,610)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $85,664,151)
79,107,432
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
513,705 5.259% 513,705
(Cost $513,705)
TOTAL INVESTMENTS – 100.6%
(Cost $86,177,856)
$ 79,621,137
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(489,840)
NET ASSETS – 100.0%
$ 79,131,297
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 99.2%
Denmark – 3.7%
11,627 Genmab A/S ADR (Health
Care)* $ 367,530
4,939 Novo Nordisk A/S, Class B
(Health Care) 502,707
870,237
France – 0.8%
812 Sartorius Stedim Biotech
(Health Care) 182,865
Italy – 0.5%
4,326 Stevanato Group SpA (Health
Care) 114,163
Japan – 5.7%
18,629 Chugai Pharmaceutical Co. Ltd.
(Health Care) 657,531
4,224 Hoya Corp. (Health Care) 476,159
13,548 Kyowa Kirin Co. Ltd. (Health
Care) 223,333
1,357,023
Netherlands – 1.0%
515 Argenx SE ADR (Health Care)* 232,064
Switzerland – 0.5%
341 Lonza Group AG (Health Care) 132,706
United Kingdom – 5.3%
9,296 AstraZeneca PLC (Health Care) 1,191,656
24,108 Oxford Nanopore Technologies
PLC (Health Care)* 59,086
1,250,742
United States – 81.7%
2,877 Agilent Technologies, Inc.
(Health Care) 367,680
4,288 Alexandria Real Estate Equities,
Inc. REIT (Real Estate) 469,107
1,406 Align Technology, Inc. (Health
Care)* 300,603
1,929 Alnylam Pharmaceuticals, Inc.
(Health Care)* 324,554
2,376 Axonics, Inc. (Health Care)* 133,032
3,633 Biogen, Inc. (Health Care)* 850,413
9,659 BioMarin Pharmaceutical, Inc.
(Health Care)* 879,742
23,454 Boston Scientific Corp. (Health
Care)* 1,310,844
11,769 Bristol-Myers Squibb Co.
(Health Care) 581,153
2,133 Cooper Cos., Inc. (The) (Health
Care) 718,650
4,037 CSL Ltd. (Health Care) 701,920
1,436 Cytokinetics, Inc. (Health
Care)* 48,077
3,258 Danaher Corp. (Health Care) 727,544
6,613 Dexcom, Inc. (Health Care)* 763,934
3,435 Edwards Lifesciences Corp.
(Health Care)* 232,584
3,541 Eli Lilly & Co. (Health Care) 2,092,873
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
5,681 Exact Sciences Corp. (Health
Care)* $ 363,584
9,516 Gilead Sciences, Inc. (Health
Care) 728,926
7,657 Halozyme Therapeutics, Inc.
(Health Care)* 295,637
846 Humana, Inc. (Health Care) 410,191
591 IDEXX Laboratories, Inc.
(Health Care)* 275,300
1,028 Illumina, Inc. (Health Care)* 104,804
4,274 Insulet Corp. (Health Care)* 808,171
3,461 Intuitive Surgical, Inc. (Health
Care)* 1,075,817
856 iRhythm Technologies, Inc.
(Health Care)* 73,000
524 Karuna Therapeutics, Inc.
(Health Care)* 100,194
466 Mettler-Toledo International,
Inc. (Health Care)* 508,839
2,736 MoonLake Immunotherapeutics
(Health Care)* 120,138
6,032 Neurocrine Biosciences, Inc.
(Health Care)* 703,271
2,456 Novanta, Inc. (Information
Technology)* 354,745
3,350 Seagen, Inc. (Health Care)* 714,253
683 Shockwave Medical, Inc.
(Health Care)* 119,218
3,609 Ultragenyx Pharmaceutical, Inc.
(Health Care)* 140,210
1,667 Veeva Systems, Inc., Class A
(Health Care)* 290,575
668 West Pharmaceutical Services,
Inc. (Health Care) 234,308
6,282 Zimmer Biomet Holdings, Inc.
(Health Care) 730,659
3,161 Zoetis, Inc. (Health Care) 558,454
19,213,004
TOTAL COMMON STOCKS
(Cost $25,792,371)
23,352,804
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
185,698 5.260% 185,698
(Cost $185,698)
TOTAL INVESTMENTS – 100.0%
(Cost $25,978,069)
$ 23,538,502
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(8,007)
NET ASSETS – 100.0%
$ 23,530,495
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Health Care 95.7%
Real Estate 2.0
Information Technology 1.5
Investment Company 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 98.1%
Belgium – 1.1%
19,384 Umicore SA (Materials) $ 518,807
China – 3.5%
51,493 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 1,204,220
639,311 Xinyi Solar Holdings Ltd.
(Information Technology) 367,528
1,571,748
Denmark – 5.4%
12,971 Chr Hansen Holding A/S
(Materials) 1,039,479
18,937 Novozymes A/S, Class B
(Materials) 984,104
8,792 Orsted AS (Utilities)
(a)
414,822
2,438,405
France – 3.3%
23,118 Dassault Systemes (Information
Technology) 1,083,751
14,064 Imerys SA (Materials) 410,025
1,493,776
Germany – 3.7%
43,333 Infineon Technologies AG
(Information Technology) 1,680,827
Ireland – 2.3%
3,606 Carbon Revolution PLC
(Consumer Cyclical)* 100,399
11,806 Kingspan Group PLC
(Industrials) 937,775
1,038,174
Italy – 4.2%
266,744 Enel SpA (Utilities) 1,887,714
Japan – 11.1%
8,104 Daikin Industries Ltd.
(Industrials) 1,214,490
19,534 Horiba Ltd. (Information
Technology) 1,315,656
2,385 Keyence Corp. (Information
Technology) 1,022,016
28,433 Kurita Water Industries Ltd.
(Industrials) 1,007,421
12,987 NIDEC Corp. (Industrials) 492,300
5,051,883
Netherlands – 1.8%
20,694 Aalberts NV (Industrials) 818,949
Norway – 0.8%
350,625 Aker Carbon Capture ASA
(Industrials)* 329,520
50,164 Circa Group AS (Materials)* 16,196
345,716
Spain – 4.2%
152,752 Iberdrola SA (Utilities) 1,890,846
Shares Description Value
a
Common Stocks – (continued)
Sweden – 0.0%
19,232 Re:NewCell AB (Materials)* $ 14,692
Switzerland – 8.1%
26,009 ABB Ltd. (Industrials) 1,038,207
18,285 DSM-Firmenich AG (Materials) 1,733,123
3,317 Sika AG (Materials) 904,827
3,676,157
Taiwan – 2.0%
89,345 Delta Electronics, Inc.
(Information Technology) 905,176
United Kingdom – 3.2%
395,856 DS Smith PLC (Materials) 1,456,296
United States – 43.4%
3,004 Albemarle Corp. (Materials) 364,295
8,655 Aptiv PLC (Consumer
Discretionary)* 716,980
26,706 Ball Corp. (Materials) 1,476,575
44,025 Bloom Energy Corp., Class A
(Industrials)* 635,721
18,229 Danimer Scientific, Inc.
(Materials)*
(b)
19,870
21,925 Darling Ingredients, Inc.
(Consumer Staples)* 961,850
20,817 DocuSign, Inc. (Information
Technology)* 897,213
5,135 Ecolab, Inc. (Materials) 984,534
25,115 Energy Recovery, Inc.
(Industrials)* 478,692
14,651 Itron, Inc. (Information
Technology)* 987,184
25,191 NextEra Energy, Inc. (Utilities) 1,473,925
36,927 Nuvve Holding Corp.
(Industrials)* 5,982
117,957 Oatly Group AB ADR
(Consumer Staples)*
(b)
107,341
8,450 Schneider Electric SE
(Industrials) 1,554,642
42,879 Shoals Technologies Group,
Inc., Class A (Industrials)* 593,874
10,063 SolarEdge Technologies, Inc.
(Information Technology)* 798,801
4,701 Trane Technologies PLC
(Industrials) 1,059,652
5,930 Veralto Corp. (Industrials)* 458,093
6,996 Waste Connections, Inc.
(Industrials) 947,888
10,495 Waste Management, Inc.
(Industrials) 1,794,540
39,978 Westrock Co. (Materials) 1,645,894
7,722 Wolfspeed, Inc. (Information
Technology)* 284,633
13,378 Xylem, Inc. (Industrials) 1,406,429
19,654,608
TOTAL COMMON STOCKS
(Cost $64,924,043)
44,443,774

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.6%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
741,275 5.260% $ 741,275
(Cost $741,275)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $65,665,318)
45,185,049
a
Securities Lending Reinvestment Vehicle – 0.3%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
132,441 5.259% 132,441
(Cost $132,441)
TOTAL INVESTMENTS – 100.0%
(Cost $65,797,759)
$ 45,317,490
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
12,570
NET ASSETS – 100.0%
$ 45,330,060
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 35.3%
Materials 25.5
Information Technology 20.6
Utilities 12.5
Consumer Staples 2.4
Investment Company 1.6
Consumer Discretionary 1.6
Consumer Cyclical 0.2
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.2%
Communication Services – 2.4%
14,439 Cellnex Telecom SA (Spain)*
(a)
$ 552,034
Energy – 2.5%
3,152 Cheniere Energy, Inc. 574,137
Health Care – 1.6%
44,963 Chartwell Retirement Residences
(Canada) 360,142
Industrials – 11.8%
129,971 Enav SpA (Italy)
(a)
464,574
12,119 Ferrovial SE 419,964
2,033 Norfolk Southern Corp. 443,519
113,243 Transurban Group (Australia) 973,112
3,361 Vinci SA (France) 411,825
2,712,994
Materials – 1.3%
737 Linde PLC 304,948
Real Estate – 55.3%
5,431 Alexandria Real Estate Equities,
Inc. REIT 594,151
9,720 American Homes 4 Rent, Class
A REIT 352,544
4,220 American Tower Corp. REIT 881,052
16,365 Americold Realty Trust, Inc.
REIT 461,984
3,466 AvalonBay Communities, Inc.
REIT 599,410
30,078 Big Yellow Group PLC REIT
(United Kingdom) 412,377
17,790 CTP NV (Netherlands)
(a)
285,725
4,223 Digital Realty Trust, Inc. REIT 586,068
1,077 Equinix, Inc. REIT 877,766
8,659 Equity LifeStyle Properties, Inc.
REIT 615,655
4,457 Extra Space Storage, Inc. REIT 580,168
15,074 Goodman Group REIT
(Australia) 227,382
66 Hoshino Resorts REIT, Inc.
REIT (Japan) 270,099
14,415 Invitation Homes, Inc. REIT 480,884
181 Nippon Prologis REIT, Inc. REIT
(Japan) 343,304
11,438 Prologis, Inc. REIT 1,314,569
2,345 SBA Communications Corp.
REIT 579,121
44,204 Segro PLC REIT (United
Kingdom) 454,508
5,770 Terreno Realty Corp. REIT 329,525
37,372 UNITE Group PLC (The) REIT
(United Kingdom) 459,391
9,012 Ventas, Inc. REIT 413,110
20,110 VICI Properties, Inc. REIT 601,088
13,080 Vonovia SE (Germany) 364,211
7,225 Welltower, Inc. REIT 643,748
12,727,840
Utilities – 24.3%
16,792 AES Corp. (The) 288,990
4,187 Ameren Corp. 324,870
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
2,793 American Water Works Co., Inc. $ 368,229
7,743 CMS Energy Corp. 439,493
21,596 Engie SA (France) 375,082
8,083 Eversource Energy 480,211
61,086 National Grid PLC (United
Kingdom) 794,585
15,009 NextEra Energy, Inc. 878,177
11,670 Severn Trent PLC (United
Kingdom) 384,263
11,280 Veolia Environnement SA
(France) 355,813
5,236 WEC Energy Group, Inc. 437,834
7,561 Xcel Energy, Inc. 460,011
5,587,558
TOTAL COMMON STOCKS
(Cost $24,736,907)
22,819,653
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
146,266 5.260% 146,266
(Cost $146,266)
TOTAL INVESTMENTS – 99.8%
(Cost $24,883,173)
$ 22,965,919
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
47,855
NET ASSETS – 100.0%
$ 23,013,774
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Communication Services – 11.0%
69,036 Cellnex Telecom SA (Spain)*
(a)
$ 2,639,395
20,521 Electronic Arts, Inc. 2,832,103
48,908 Match Group, Inc.* 1,583,641
14,737 NAVER Corp. (South Korea) 2,375,922
138,672 NetEase, Inc. (China) 3,130,209
192,648 Snap, Inc., Class A* 2,664,322
38,727 Trade Desk, Inc. (The), Class A* 2,728,704
17,954,296
Consumer Discretionary – 6.3%
18,666 Etsy, Inc.* 1,415,069
2,451 MercadoLibre, Inc. (Brazil)* 3,971,748
36,798 Mobileye Global, Inc., Class A
(Israel)* 1,510,558
48,212 Trip.com Group Ltd. (China)* 1,695,071
1,098,980 Zomato Ltd. (India)* 1,562,276
10,154,722
Financials – 2.7%
49,486 Fidelity National Information
Services, Inc. 2,901,859
9,589 Jack Henry & Associates, Inc. 1,521,678
4,423,537
Health Care – 1.0%
14,227 Hoya Corp. (Japan) 1,603,767
Industrials – 1.7%
142,039 Daifuku Co. Ltd. (Japan) 2,673,890
Information Technology – 74.9%
12,230 Analog Devices, Inc. 2,242,737
4,781 ANSYS, Inc.* 1,402,554
56,095 AppLovin Corp., Class A* 2,102,441
14,914 Arista Networks, Inc.* 3,276,755
28,297 ARM Holdings PLC ADR*
(b)
1,740,266
5,629 ASM International NV
(Netherlands) 2,890,947
5,519 Atlassian Corp., Class A* 1,053,853
14,501 Cadence Design Systems, Inc.* 3,962,688
7,674 CDW Corp. 1,618,293
285,041 Chroma ATE, Inc. (Taiwan) 1,961,710
39,969 Datadog, Inc., Class A* 4,659,186
292,844 Delta Electronics, Inc. (Taiwan) 2,966,873
28,783 DocuSign, Inc.* 1,240,547
74,748 Dynatrace, Inc.* 4,002,755
11,980 Enphase Energy, Inc.* 1,210,220
27,564 Entegris, Inc. 2,877,682
30,731 Hamamatsu Photonics KK
(Japan) 1,217,308
7,914 HubSpot, Inc.* 3,908,962
63,872 Infineon Technologies AG
(Germany) 2,477,507
122,520 Jentech Precision Industrial Co.
Ltd. (Taiwan) 2,541,388
13,964 Keysight Technologies, Inc.* 1,897,568
1,686,207 Kingdee International Software
Group Co. Ltd. (China)* 2,344,623
8,469 KLA Corp. 4,612,387
17,910 Klaviyo, Inc., Class A*
(b)
530,673
258,420 Luxshare Precision Industry Co.
Ltd., Class A (China) 1,151,871
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
78,837 Marvell Technology, Inc. $ 4,393,586
98,909 MediaTek, Inc. (Taiwan) 2,991,966
44,592 Micron Technology, Inc. 3,394,343
34,249 MKS Instruments, Inc. 2,827,255
10,389 Monday.com Ltd.* 1,868,358
4,221 MongoDB, Inc.* 1,754,839
15,222 Motorola Solutions, Inc. 4,914,727
116,076 Murata Manufacturing Co. Ltd.
(Japan) 2,264,045
12,706 Palo Alto Networks, Inc.* 3,749,414
14,229 Persistent Systems Ltd. (India) 1,091,987
24,767 Procore Technologies, Inc.* 1,463,482
105,471 Sangfor Technologies, Inc., Class
A (China)* 1,246,569
26,414 Shopify, Inc., Class A (Canada)* 1,923,468
151,402 Silergy Corp. (China) 2,059,726
15,561 Snowflake, Inc., Class A* 2,920,489
25,609 Tokyo Electron Ltd. (Japan) 4,161,777
119,316 UiPath, Inc., Class A* 2,357,684
320,510 Unimicron Technology Corp.
(Taiwan) 1,815,950
2,527,695 United Microelectronics Corp.
(Taiwan) 3,956,603
577,231 Venustech Group, Inc., Class A
(China) 2,070,951
17,272 Workday, Inc., Class A* 4,675,876
17,188 Zscaler, Inc.* 3,395,146
121,190,035
Real Estate – 1.5%
9,896 SBA Communications Corp.
REIT 2,443,916
TOTAL COMMON STOCKS
(Cost $164,674,900)
160,444,163
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,380,721 5.260% 1,380,721
(Cost $1,380,721)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $166,055,621)
161,824,884

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.4%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
710,279 5.259% $ 710,279
(Cost $710,279)
TOTAL INVESTMENTS – 100.4%
(Cost $166,765,900)
$ 162,535,163
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(703,186)
NET ASSETS – 100.0%
$ 161,831,977
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2023:
Future Consumer Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 13,458,218 $ — $ —
Europe 10,631,995 — —
North America 51,295,350 — —
South America 2,710,259 — —
Investment Company 1,011,610 — —
Securities Lending Reinvestment Vehicle 513,705 — —
Total
$ 79,621,137 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Future Health Care Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,357,023 $ — $ —
Europe 2,782,777 — —
North America 19,213,004 — —
Investment Company 185,698 — —
Total
$ 23,538,502 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Future Planet Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 7,528,807 $ — $ —
Europe 17,159,960 100,399 —
North America 19,654,608 — —
Investment Company 741,275 — —
Securities Lending Reinvestment Vehicle 132,441 — —
Total
$ 45,217,091 $ 100,399 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
€ 1.00 € 1.00 € 1.00
Future Real Estate and Infrastructure Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 613,403 $ — $ —
Europe 5,314,388 — —
North America 15,691,368 — —
Oceania 1,200,494 — —
Investment Company 146,266 — —
Total
$ 22,965,919 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Future Tech Leaders Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 48,395,040 $ — $ —
Europe 8,007,849 — —
North America 100,069,526 — —
South America 3,971,748 — —
Investment Company 1,380,721 — —
Securities Lending Reinvestment Vehicle 710,279 — —
Total
$ 162,535,163 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2022, are disclosed as “Payable upon return of securities loaned” on the
Statements of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Geographic Risk — If a Fund focuses its investment in securities of issuers located in a particular country or geographic region, the
Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Investments Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Fund’s portfolio may be comprised of a relatively small number of companies in comparison to other funds. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Advisor, or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s portfolio trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. For more information, see the section entitled Tax Advantaged Product Structure in the Prospectus.
Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the
Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgement will reflect the beliefs or values of any particular investor. In addition, the Investment Advisor is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key
Themes or associated with these themes.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)